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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: __________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:

    /s/ Murray A. Indick            Boston, MA             August 10, 2007
----------------------------- ----------------------- -------------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0
Form 13F Information Table Entry Total:                               26
Form 13F Information Table Value Total:                      $   386,405
                                                              (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number  Name
______ 28-__________________ ____________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                                   SHR or PRN
                           Title                 Value  Shares/PRN  AMT SH/   PUT/ Investment  Other          Voting   Authority
Name of Issuer            of Class      Cusip   (X1000)    AMT        PRN     CALL Discretion Managers Sole   Shared     None
--------------          ------------- --------- ------- ---------- ---------- ---- ---------- -------- ---- ---------- ---------
A D A M INC                       COM 00088U108  1,166     168,789     SH            SHARED                    168,789
AMERITRANS CAP CORP               COM 03073H108  4,453     854,700     SH            SHARED                    854,700
ARK RESTAURANTS CORP              COM 040712101 20,168     545,233     SH            SHARED                    545,233
COLEMAN CABLE INC                 COM 193459302 20,006     773,641     SH            SHARED                    773,641
COMPASS DIVERSIFIED
  TRUST                    SH BEN INT 20451Q104 35,098   1,968,479     SH            SHARED                  1,968,479
CONSOLIDATED
  MERCANTILE INC                  COM 20950N107    550     430,283     SH            SHARED                    430,283
DECORATOR INDUSTRIES
  INC NEW               COM PAR $0.20 243631207  2,128     306,225     SH            SHARED                    306,225
EDIETS.COM                        COM 280597105 40,350  12,415,656     SH            SHARED                 12,415,656
FINLAY ENTERPRISES INC        COM NEW 317884203  8,442   1,572,190     SH            SHARED                  1,572,190
HANGER ORTHOPEDIC
  GROUP INC                   COM NEW 41043F208 16,593   1,536,400     SH            SHARED                  1,536,400
HAWK CORP                        CL A 420089104  3,770     276,000     SH            SHARED                    276,000
HEALTHTRONICS INC                 COM 42222L107 23,708   5,450,308     SH            SHARED                  5,450,308
KMG AMERICA CORP                  COM 482563103  1,267     241,410     SH            SHARED                    241,410
LIONBRIDGE
  TECHNOLOGIES INC                COM 536252109  1,233     209,475     SH            SHARED                    209,475
NOBILITY HOMES INC                COM 654892108    210       9,991     SH            SHARED                      9,991
NUCO2 INC                         COM 629428103 15,802     615,600     SH            SHARED                    615,600
OUTDOOR CHANNEL
  HOLDINGS INC                COM NEW 690027206    294      26,139     SH            SHARED                     26,139
PHOTOMEDEX INC                    COM 719358103  4,144   3,187,951     SH            SHARED                  3,187,951
POLYAIR INTER PACK INC            COM 731912101  2,888     862,100     SH            SHARED                    862,100
PRINCETON REVIEW INC              COM 742352107  4,819   1,008,273     SH            SHARED                  1,008,273
QC HOLDINGS INC                   COM 74729T101 39,501   2,633,407     SH            SHARED                  2,633,407
TRUMP ENTERTAINMENT
  RESORTS                         COM 89816T103 23,175   1,846,669     SH            SHARED                  1,846,669
TRUMP ENTERTAINMENT
  RESORTS                        CALL 89816T903     52      10,469     SH     CALL   SHARED                     10,469
UFP TECHNOLOGIES INC              COM 902673102    818     160,212     SH            SHARED                    160,212
VALASSIS
  COMMUNICATIONS INC              COM 918866104 44,804   2,606,400     SH            SHARED                  2,606,400
WASTE SERVICES INC                COM 941075103 70,966   5,840,875     SH            SHARED                  5,840,875